UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York           November 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $486,791
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name

NONE



                                                       FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE     SHARED  NONE
--------------                 --------     -----       --------   -------   --- ----   ----------   --------  ----     ------  ----
BANKRATE INC                   COM          06646V108     5,926      207,925 SH         SOLE         NONE        207,925
CENTENNIAL COMMUNCTNS CORP N   CL A NEW     15133V208       583       73,110 SH         SOLE         NONE         73,110
MARVEL ENTERTAINMENT INC       COM          57383T103    10,998      221,654 SH         SOLE         NONE        221,654
METAVANTE TECHNOLOGIES INC     COM          591407101    50,883    1,475,729 SH         SOLE         NONE      1,475,729
ODYSSEY RE HLDGS CORP          COM          67612W108    16,706      257,768 SH         SOLE         NONE        257,768
OMNITURE INC                   COM          68212S109     2,217      103,400 SH         SOLE         NONE        103,400
PEPSI BOTTLING GROUP INC       COM          713409100    10,247      281,208 SH         SOLE         NONE        281,208
PEPSIAMERICAS INC              COM          71343P200     6,712      235,000 SH         SOLE         NONE        235,000
PEROT SYS CORP                 CL A         714265105    48,786    1,642,640 SH         SOLE         NONE      1,642,640
SPSS INC                       COM          78462K102    24,080      481,992 SH         SOLE         NONE        481,992
SCHERING PLOUGH CORP           COM          806605101    39,371    1,393,649 SH         SOLE         NONE      1,393,649
SEPRACOR INC                   COM          817315104    55,112    2,406,619 SH         SOLE         NONE      2,406,619
SUN MICROSYSTEMS INC           COM NEW      866810203     8,270      909,840 SH         SOLE         NONE        909,840
WYETH                          COM          983024100   206,899    4,258,939 SH         SOLE         NONE      4,258,939




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